EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Schedule of conversion option is exercised under the convertible notes currently issued
The following table shows the movement of the authorized, fully paid shares and back-up shares to be delivered in the event that the respective conversion option is exercised under the convertible notes currently issued by the Company:

	As of December 31, 2023				As of December 31, 2022
	N° of authorized shares	N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option	N° of convertible notes back-up shares pending to place	N° of shares to subscribe or not used	N° of authorized shares	N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option	N° of convertible notes back-up shares pending to place	N° of shares to subscribe or not used
Opening Balance	606,407,693,000	604,437,584,048	4,205,287	1,965,903,665	606,407,693	606,407,693	-	-
New shares issued	-	-	-	-	73,809,875,794	73,809,875,794	-	-
Convertible Notes G	-	-	-	-	19,992,142,087	18,026,240,520	-	1,965,901,567
Convertible Notes H	-	293,539	-293,539	-	126,661,409,136	126,657,203,849	4,205,287	-
Convertible Notes I	-	-	-	-	385,337,858,290	385,337,856,192	-	2,098
Reduction of full right (*)	(1,965,903,665)	-	-	(1,965,903,665)	-	-	-	-
Subtotal	(1,965,903,665)	293,539	(293,539)	(1,965,903,665)	605,801,285,307	603,831,176,355	4,205,287	1,965,903,665
Closing Balance	604,441,789,335	604,437,877,587	3,911,748	-	606,407,693,000	604,437,584,048	4,205,287	1,965,903,665

(*) See letter (a) above, in the same Note.

Schedule of movement of fully paid shares
The following table shows the movement of share capital:

Paid- in Capital
ThUS$
Initial balance as of January 1, 2021	3,146,265
There are no movements of shares paid during the 2021 period	—
Ending balance as of December 31, 2021	3,146,265
Initial balance as of January 1, 2022	3,146,265
New shares issued (ERO)	800,000
Conversion options of convertible notes exercised during the year - Convertible Notes G (1)	1,115,996
Conversion options of convertible notes exercised during the year - Convertible Notes H	1,372,798
Conversion options of convertible notes exercised during the year - Convertible Notes I (2)	6,863,427
Subtotal	10,152,221
Ending balance as of December 31, 2022	13,298,486
Initial balance as of January 1, 2023	13,298,486
Placement during the conversion options period - Convertible Notes G	17,401
Absorption of Accumulated Losses as of December 31, 2022 (3)	(7,501,896)
Absorption of treasury shares (3)	(178)
Deduction of issuance and placement costs of shares and bonds convertible into shares (3)	(810,279)
Subtotal	(8,294,952)
Ending balance as of December 31, 2023	5,003,534
(1)It only includes Convertible Notes bonds delivered as payment of debts recognized in Chapter 11.
(2)Part of the Convertible Notes were to extinguish through exchange credits that were recognized in Chapter 11.
(3)As explained in letter a) of this Note, at the Company's Extraordinary Shareholders' Meeting held on April 20, 2023, it was agreed to absorb retained losses and reduce the Company's capital.

Schedule of equity portion is recognized under other equity

	As of December 31, 2022
Concepts	Convertible Notes G	Convertible Notes H	Convertible Notes I	Total Convertible Notes
	ThUS$	ThUS$	ThUS$	ThUS$
Face Value	1,115,996	1,372,837	6,863,427	9,352,260
Adjustment to fair value Convertible Notes at the date of issue	(923,616)	—	(2,686,854)	(3,610,470)
Issuance cost	—	(24,812)	(705,467)	(730,279)
Subtotal	(923,616)	(24,812)	(3,392,321)	(4,340,749)
Fair Value of Notes	192,380	1,348,025	3,471,106	5,011,511
Debt component at the date of issue	—	(102,031)	—	(102,031)
Equity component at the date of issue	192,380	1,245,994	3,471,106	4,909,480

	As of December 31, 2023
Concepts	Convertible Notes G	Convertible Notes H	Convertible Notes I	Total Convertible Notes
	ThUS$	ThUS$	ThUS$	ThUS$
Face Value	17,401	—	—	17,401
Adjustment to fair value Convertible Notes at the date of issue	(14,401)	—	—	(14,401)
Subtotal	(14,401)	—	—	(14,401)
Fair Value of Notes	3,000	—	—	3,000
Equity component at the date of issue	3,000	—	—	3,000

Schedule of converted into share
As of December 31, 2023, and December 31, 2022 the following notes have been converted into shares:

	As of December 31, 2023
Concepts	Convertible Notes G	Convertible Notes H	Convertible Notes I	Total Convertible Notes
	ThUS$	ThUS$	ThUS$	ThUS$
Conversion percentage	100.000%	99.997%	100.000%
Conversion option of convertible notes exercised	1,133,397	1,372,798	6,863,427	9,369,622
Total Converted Notes	1,133,397	1,372,798	6,863,427	9,369,622

	As of December 31, 2022
Concepts	Convertible Notes G	Convertible Notes H	Convertible Notes I	Total Convertible Notes
	ThUS$	ThUS$	ThUS$	ThUS$
Conversion percentage	88.782%	99.997%	100.000%
Conversion option of convertible notes exercised	1,115,996	1,270,767	6,863,427	9,250,190
Converted debt component	—	102,031	—	102,031
Total Converted Notes	1,115,996	1,372,798	6,863,427	9,352,221

Schedule of movement of reserves of share-based payments
Movement of Reserves of share- based payments:

Periods	Opening balance	Stock option plan	Closing balance
	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2021	37,235	—	37,235
From January 1 to December 31, 2022	37,235	—	37,235
From January 1 to December 31, 2023	37,235	—	37,235

Schedule of other sundry reserves
Movement of Other sundry reserves:

Periods	Opening balance	Transactions with non-controlling interest	Legal reserves	Other sundry reserves	Others increases (Decreases) (5)	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2021	2,452,019	(3,383)	(538)	—	—	2,448,098
From January 1 to December 31, 2022	2,448,098	—	—	(4,420,749)	—	(1,972,651)
From January 1 to December 31, 2023	(1,972,651)	16,648		(14,401)	800,388	(1,170,016)

Schedule of other sundry reserves
Balance of Other sundry reserves comprise the following:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Higher value for TAM S.A. share exchange (1)	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets (2)	2,620	2,620	2,620
Transactions with non-controlling interest (3)	(211,582)	(216,656)	(216,656)
Adjustment to the fair value of the New Convertible Notes (4)	(3,624,871)	(3,610,470)	—
Cost of issuing shares and New Convertible Notes (5)	—	(810,279)	—
Others	(1,875)	(3,558)	(3,558)
Total	(1,170,016)	(1,972,651)	2,448,098
(1)Corresponds to the difference between the value of the shares of TAM S.A., acquired by Sister Holdco S.A. (under the Subscriptions) and by Holdco II S.A. (by virtue of the Exchange Offer), which is recorded in the declaration of completion of the merger by absorption, and the fair value of the shares exchanged by LATAM Airlines Group S.A. as of June 22, 2012.
(2)Corresponds to the technical revaluation of the fixed assets authorized by the Commission for the Financial Market in the year 1979, in Circular No. 1529. The revaluation was optional and could be made only once; the originated reserve is not distributable and can only be capitalized.
(3)The balance as of December 31, 2022 corresponds to the loss generated by: Lan Pax Group S.A. e Inversiones Lan S.A. in the acquisition of shares of Aerovías de Integración Regional S.A. Aires S.A. for ThUS$ (3,480) and ThUS$ (20), respectively; the acquisition of TAM S.A. of the minority interest in Aerolinhas Brasileiras S.A. for ThUS$ (885), the acquisition of Inversiones Lan S.A. of the minority participation in Aerovías de Integración S.A. Aires S.A. for an amount of ThUS$ (2) and the acquisition of a minority stake in Aerolane S.A. by Lan Pax Group S.A. for an amount of ThUS$ (21,526) through Holdco Ecuador S.A. (3) The loss due to the acquisition of the minority interest of Multiplus S.A. for ThUS$(184,135) (see Note 1), (4) and the acquisition of a minority interest in LATAM Airlines Perú S.A. through LATAM Airlines Group S.A for an amount of ThUS$(3,225) and acquisition of the minority stake in LAN Argentina S.A. and Inversora Cordillera through Transportes Aéreos del Mercosur S.A. for an amount of ThUS$(3,383). The movements during 2023 was the following: (5) acquisition of the non-controlling interest of Aerovías de Integración Regional S.A. Aires S.A. for an amount of ThUS$(23) and (6) amendment of articles in the legal statutes of association related to premiums for the issuance of shares in the subsidiaries Aerovías de Integración Regional S.A. Aires S.A. for a total amount of ThUS$5,097.

(4)The adjustment to the fair value of the Convertible Notes delivered in exchange for settlement of Chapter 11 claims was valued considering the discount that each group of liabilities settled on at the emergence date. These relate to: gain on the haircut for the accounts payable and other accounts payable ThUS$2,564,707 (ThUS$2,550,306 as of December 31, 2022), gain on the haircut for the financial liabilities for ThUS$420,436 and gain on the haircut of lease liabilities which is booked against the right of use asset for THUS$639,728 as of December 31, 2023 and December 31, 2022.
(5)Corresponds to 20% of the sum of the commitment of new funds of the Backstop Parties under the Series I Convertible Bonds and the New Paid Shares, plus additional costs for extension of the Backstop agreement. At the Company's Extraordinary Shareholders' Meeting held on April 20, 2023, it was agreed to deduct from the paid-in capital of the Company the account "Costs of issuance and placement of shares and bonds convertible into shares", for the sum of ThUS$810,279.

(h)Reserves with effect in other comprehensive income.

Schedule of movement of reserves with effect in other comprehensive income
Movement of Reserves with effect in other comprehensive income:

	Currency translation reserve	Cash flow hedging reserve	Gains (Losses) on change on value of time value of options	Actuarial gain or loss on defined benefit plans reserve	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2021	(3,790,513)	(60,561)	(380)	(25,985)	(3,877,439)
Change in fair value of hedging instrument recognized in OCI	—	39,602	(23,692)	—	15,910
Reclassified from OCI to profit or loss	—	(16,641)	6,509	—	(10,132)
Deferred tax	—	(58)	—	—	(58)
Actuarial reserves by employee benefit plans	—	—	—	10,017	10,017
Deferred tax actuarial IAS by employee benefit plans	—	—	—	(2,782)	(2,782)
Translation difference subsidiaries	18,354	(732)	—	—	17,622
Closing balance as of December 31, 2021	(3,772,159)	(38,390)	(17,563)	(18,750)	(3,846,862)
Opening balance as of January 1, 2022	(3,772,159)	(38,390)	(17,563)	(18,750)	(3,846,862)
Change in fair value of hedging instrument recognized in OCI	—	51,323	(23,845)	—	27,478
Reclassified from OCI to profit or loss	—	31,293	19,946	—	51,239
Reclassified from OCI to the value of the hedged asset	—	(8,143)	—	—	(8,143)
Deferred tax	—	(235)	—	—	(235)
Actuarial reserves by employee benefit plans	—	—	—	(9,933)	(9,933)
Deferred tax actuarial IAS by employee benefit plans	—	—	—	566	566
Translation difference subsidiaries	(33,401)	694	(160)	—	(32,867)
Closing balance as of December 31, 2022	(3,805,560)	36,542	(21,622)	(28,117)	(3,818,757)
Opening balance as of January 1, 2023	(3,805,560)	36,542	(21,622)	(28,117)	(3,818,757)
Change in fair value of hedging instrument recognized in OCI	—	(32,858)	25,734	—	(7,124)
Reclassified from OCI to profit or loss	—	(26,568)	28,818	—	2,250
Reclassified from OCI to the value of the hedged asset	—	(11,112)	—	—	(11,112)
Deferred tax	—	3,604	—	—	3,604
Actuarial reserves by employee benefit plans	—		—	(21,192)	(21,192)
Deferred tax actuarial IAS by employee benefit plans	—		—	750	750
Translation difference subsidiaries	(25,051)	(8,286)	17	—	(33,320)
Closing balance as of December 31, 2023	(3,830,611)	(38,678)	32,947	(48,559)	(3,884,901)

Schedule of movement of retained earnings
Movement of Retained earnings/(losses):

Periods	Opening balance	Result for the period	Dividends	Others increase (decreases) (1)	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2021	(4,193,615)	(4,647,491)	—	—	(8,841,106)
From January 1 to December 31, 2022	(8,841,106)	1,339,210	—	—	(7,501,896)
From January 1 to December 31, 2023	(7,501,896)	581,831	(174,549)	7,559,025	464,411
(1) The detail of Other increases (decreases) is as follows:

ThUS$
Absorption accumulated losses (*)	7,501,896
Out of Period Adjustment (**)	57,129
Total	7,559,025

(*) See letter a) under this same Note.

(**) Out of Period Adjustment

On April 30, 2020, LATAM's Shareholders approved the distribution of a dividend in the amount of ThUS$57,129 to be paid on May 28, 2020. On May 26, 2020, LATAM entered Chapter 11 proceedings which granted an automatic stay prohibiting the Company from making dividend payments. At that time it was not clear when this dividend would be paid. On November 3, 2022, upon emergence from Chapter 11 it was clear this dividend would not be paid, however, it was not derecognized from liabilities and transferred to retained earnings at that time. During the three months ended March 31, 2023, the Company corrected this matter and recorded an out of period adjustment to derecognized the dividend payable resulting in an increase of ThUS$57,129 to retained earnings and a decrease in Trade and other accounts payable in the same amount.

Dividends payable	Dividends per share

Description of dividend	Minimum mandatory dividend 2023	Minimum mandatory dividend 2022
Amount of the dividend (ThUS$)(*)	174,549	—
Number of shares among which the dividend is distributed	604,437,877,587	604,437,584,048
Dividend per share (US$)	0.0003	0.0000
(*) It Corresponds to mandatory minimum dividend provision charged to the net income for the year 2023, As of the date of issuance of these financial statements, the Board of Directors has not yet approved a proposal for payment..